Other Income from Operating Revenue	12 Months Ended
Dec. 31, 2021
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Summary of Other income
27.	Other Income from Operating Revenue
Other income for the years ended December 31, 2019, 2020 and 2021, are as follows:

(In millions of Korean won)	2019		2020		2021
Gains on disposal of property and equipment and investment properties	￦	21,949	￦	20,289	￦	54,007
Gains on disposal of intangible assets		7,213		2,961		1,726
Gain on disposal of right-of-use assets		4,651		5,797		3,138
Compensation on property and equipment		117,873		168,263		148,927
Gains on government subsidies		19,722		31,906		43,822
Gain on disposal of investments in subsidiaries		23,218		—		244
Reversal of other allowance for bad debts		—		890		508
Others		64,805		111,147		55,282

Total	￦	259,431	￦	341,253	￦	307,654